Goodwill - Additional Information (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill impairment	$ (11,440)
Accumulated impairment [member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill impairment	$ 100,300